Trade accounts receivable, net of allowances -Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 190,202	$ 157,927
Allowance for credit losses	(6,809)	(10,529)	$ (10,911)
Total accounts receivable, Net	183,393	147,398
Third party credit card processors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	127,980	87,063
Fulfillment partners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	30,310	38,545
Global distribution systems and travel incentives
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	10,307	12,837
Advertising
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	8,197	5,676
Airlines
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	3,297	4,144
Hotels
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	3,207	2,233
Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 6,904	$ 7,429